RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Amount Due From/To Related Parties
Name of related parties	Relationship	As of December 31,
		2013	2014

BEMC (1)	Equity method investment of the Group	$187	$157

Jiacheng Advertising (2)	Equity method investment of the Group	-	19

Guangxi Dingyuan (3)	Equity method investment of the Group	-	401

AM Jiaming (4)	Equity method investment of the Group	-	1,627

Dingsheng Ruizhi (Beijing) Investment Consulting Co., Ltd. ("Dingsheng Ruizhi") (5)	Invested by management members of the Group	-	322

Beijing Dayun Culture Communication Co., Ltd ("Dayun Culture") (5)	Invested by management members of the Group	-	796
		$187	$3,322

(1)	The amounts due from BEMC represents the uncollected advertising revenues earned from BEMC as of December 31, 2013 and 2014, respectively.

(2)	The amounts due from Jiacheng Advertising represents the amount of digital TV on airplanes concession fee receivable as of December 31, 2014.

(3)	The amounts due from Guangxi Dingyuan represents the amount of a deposit on concession fee receivable from Guangxi Dingyuan as of December 31, 2014.

(4)	The amounts due from AM Jiaming includes a short-term loan to AM Jiaming amounted to $1,612 and related interest receivable of $15 as of December 31, 2014.

(5)
The amounts due from Dingsheng Ruizhi and Dayun Culture represent the unreceived consideration of $322 and $796 for selling the 20% and 20% of equity interests in AM Film and AM Lianhe, respectively, as of December 31, 2014.

Name of related parties	Relationship	As of December 31,
		2013	2014
Qingdao AM	Equity method investment of the Group	$-	$790
		$-	$790

Schedule of Revenue Earned
		For the years ended December 31
Name of related parties	Relationship	2012	2013	2014

BEMC	Equity method investment of the Group	$1,852	$681	$-
Jiacheng Advertising	Equity method investment of the Group	-	-	20
		$1,852	$681	$20

Schedule of Concession Cost Purchased
		For the years ended December 31
Name of related parties	Relationship	2012	2013	2014

Guangxi Dingyuan	Equity method investment of the Group	$-	$-	$233
		$-	$-	$233

Schedule of Loan to a Related Party
		For the years ended December 31
Name of related parties	Relationship	2012	2013	2014

AM Jiaming(i)	Equity method investment of the Group	$-	$-	$1,612
		$-	$-	$1,612

(i)
In May 2014 and June 2014, the Group provide two loans to AM Jiaming, with amount of $806 and $806, respectively, at an annual interest rate equal to the bank lending rate over the same period, i.e. 6% for 2014. The loans will be due five days after the issuance of a written notice from the Group. No prepayment was received from AM Jiaming as of December 31, 2014.

Schedule of Equity Transactions with Related Party
		For the years ended December 31
Name of related parties	Relationship	2012	2013	2014

Dingsheng Ruizhi(ii)	Invested by management members of the Group	$-	$-	$322
Dayun Cluture(iii)	Invested by management members of the Group	-	-	2,766
		$-	$-	$3,088
(ii)
In June 2014, the Group sold 20% equity interests in AM Film, a wholly-owned subsidiary, to Dingsheng Ruizhi with consideration of $322. After the transaction, the Group held 80% equity interests and remained the control over AM Film.

(iii)
In August 2014, the Group sold 20% equity interests in AM Lianhe , a wholly-owned subsidiary, to Dayun Culture, with consideration of $2,766. After the transaction, the Group held 80% equity interests and remained the control over AM Lianhe.